Retirement plans liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Summary of net defined benefit liability (asset)
Changes in the period

	2022	2021

As of January 1	31,921,400	13,387,913
Contributions received	3,007,321	3,056,032
Transfer with third party plans	10,580,681	16,854,605
Withdraws	(3,441,303)	(1,468,710)
Other provisions (Constitution/Reversion)	54,828	14,680
Monetary correction and interest income	3,610,888	76,880
As of December 31	45,733,815	31,921,400